Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Additional Expenditure and Expected Year of Payment

other contractual commitments. The additional expenditures as of December 31, 2011 and the expected year of payment are as follows (in thousands):

	Satellite Construction and Launch Obligations	Satellite Performance Incentive Obligations	Operating Leases	Sublease Rental Income	Customer and Vendor Contracts	Total
2012	$474,535	$28,279	$5,098	$(3,509)	$140,821	$645,224
2013	192,302	24,057	4,074	(3,302)	23,613	240,744
2014	79,396	22,577	3,176	(1,128)	13,929	117,950
2015	18,025	19,684	2,923	(27)	6,378	46,983
2016	19,752	17,433	2,903	(56)	1,193	41,225
2017 and thereafter	184,827	73,189	47,561	—	949	306,526

Total contractual commitments	$968,837	$185,219	$65,735	$(8,022)	$186,883	$1,398,652